Note 16 - Earnings / (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2019	2020	2021
	Basic EPS	Basic LPS	Basic EPS
Net income	$98,999	$8,877	$435,121
Less: paid and accrued earnings allocated to Preferred Stock	(31,269)	(31,082)	(31,068)
Add: gain from retirement of Preferred Stock	-	619	-
Net income / (loss) available to common stockholders	67,730	(21,586)	404,053
Weighted average number of common shares, basic and diluted	115,747,452	120,696,130	123,070,730
Earnings / (losses) per common share, basic and diluted	$0.59	$(0.18)	$3.28